Long-term Debt (Schedule of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Variable interest rate (0.37% and 0.47% at December 31, 2012 and 2011 respectively) bonds, which mature April 1, 2023, collateralized by buildings and equipment			$ 1,445	$ 1,790
Term note payable - Bank of America, quarterly installments of $875, interest at 2.6154% through October 2017			24,125
Long-term debt, excluding current installments			73,170	3,004
Less: current portion	3,860		3,860	559
Long-term debt, net	63,310		69,310	2,445
Variable interest rate			0.37%	0.47%
Debt instrument, maturity date			Apr. 01, 2023
Payments on borrowings			69,771
Note interest rate			4.00%
Bank of America [Member]
Debt Instrument [Line Items]
Commercial bank credit facility			47,600
Debt instrument, maturity date			Oct. 01, 2017
Payments on borrowings			875
Note interest rate			2.6154%
Wells Fargo [Member]
Debt Instrument [Line Items]
Commercial bank credit facility				$ 1,214